Thrivent Multisector Bond Fund Expense Example - Thrivent Multisector Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 541
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	1,542
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847